Related party transactions (Tables)	9 Months Ended
May 31, 2026
Related Party Transactions
Schedule of related party transactions

	Three months ended May 31,		Nine months ended May 31,
Directors and key management personnel	2026	2025	2026	2025
Remuneration	$453	$451	$2,439	$1,777
Share-based compensation expense	442	374	1,374	1,530
Incremental withholding tax on share-based compensation paid	1,476	-	2,583	-
Total directors and key management personnel	$2,371	$825	$6,396	$3,307